Note 22 - Financial liabilities at amortized cost - Other financial liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Financial Liabilities Line Items
Other financial liabilities, at amortized cost	€ 12,844	€ 11,850	€ 13,129
Creditors For Other Financial Liabilities Member [Member]
Other Financial Liabilities Line Items
Other financial liabilities, at amortized cost	2,891	2,835	3,465
Collection Accounts Member [Member]
Other Financial Liabilities Line Items
Other financial liabilities, at amortized cost	4,305	3,452	2,768
Creditors For Other Payment Obligations Member [Member]
Other Financial Liabilities Line Items
Other financial liabilities, at amortized cost	5,648	5,563	6,370
Dividend Payable But Pending Payment Member [Member]
Other Financial Liabilities Line Items
Other financial liabilities, at amortized cost	0	0	525
Total [Member]
Other Financial Liabilities Line Items
Other financial liabilities, at amortized cost	€ 12,844	€ 11,850	€ 13,129